Accounts Receivable Factoring Agreements Schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 28, 2013
Receivables [Abstract]
Trade receivables sold to financial institutions	$ 81,810	$ 92,528	$ 71,542
Net amounts advanced from financial institutions	71,065	78,900	63,667
Amounts due from financial institutions	$ 10,745	$ 13,628	$ 7,875